Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment

(3)           Property and Equipment

A summary property and equipment follows:

	As of December 31,
	2011	2010
Furniture and fixtures	$51,398	$59,114
Computers and office equipment	553,254	584,673
Fleet equipment	367,660	389,333
Leasehold improvements	-	-
	972,312	1,033,120
Less accumulated depreciation and amortization	(780,502)	(798,145)
	$191,810	$234,975

Depreciation and amortization expense for property, equipment, and improvements amounted to $125,601 and $250,252 for the years ended December 31, 2011 and 2010, respectively.